Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials, consumables and supplies, net	$ 71,876	$ 73,460
Work in process	231	1,246
Finished goods, net	101,435	108,923
Total	$ 173,542	$ 183,629